Long-term Payables - other	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Long-term Payables - other
19.	Long-term Payables — other

(1)	Long-term payables — other as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Payables related to acquisition of frequency usage rights	￦	1,141,723	1,544,699
Other		631	5,468

	￦	1,142,354	1,550,167

(2)	As of December 31, 2020 and 2019, details of long-term payables — other which consist of payables related to the acquisition of frequency usage rights are as follows (See Note 17):

(In millions of won)
	December 31, 2020		December 31, 2019
Long-term payables — other	￦	1,626,040	2,051,389
Present value discount on long-term payables — other		(59,717)	(82,851)
Current installments of long-term payables — other		(424,600)	(423,839)

Carrying amount at December 31	￦	1,141,723	1,544,699

(3)
The principal amounts of the long-term payables — other repaid during the year
s
ended December 31, 2020 and 2019 are ￦425,349 million, respectively. The repayment schedule of the principal amount of long-term payables — other as of December 31, 2020 is as follows:

(In millions of won)
	Amount
Less than 1 year		￦425,349
1~3 years		444,480
3~5 years		382,290
More than 5 years		373,921

	￦	1,626,040